STOCKHOLDERS' EQUITY	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

Note 7 — Stockholder’s Equity

Common Stock — The Company is authorized to issue 5,000,000 shares of common stock with a par value of $0.0001 per share. The Company plans on filing an Amended and Restated Certificate of Incorporation prior to the closing date of the Proposed Public Offering such that the Company will increase the number of shares of common stock authorized to be issued. Holders of the Company’s common stock are entitled to one vote for each share. At September 30, 2020 and June 30, 2020, there were 2,156,250 shares of common stock issued and outstanding, of which 281,250 shares are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full so that the Sponsor will own 20% of the issued and outstanding shares after the Proposed Public Offering (assuming the Sponsor do not purchase any Public Shares in the Proposed Public Offering).

Warrants — The Private Warrants will become exercisable at any time commencing on the later of (1) one year after the closing of the Proposed Public Offering or (2) the consummation of a Business Combination; provided that the Company has an effective and current registration statement covering the shares of common stock issuable upon the exercise of the Public Warrants and a current prospectus relating to such shares of common stock.

The Private Warrants purchased by the Sponsor will be exercisable on a cashless basis and not be exercisable more than five years from the commencement of sales of the Proposed Public Offering, in accordance with FINRA Rule 5110(g)(8)(A), as long as the Sponsor or any of its related persons beneficially own these Private Warrants.

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2021, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 30,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. At March 31, 2021, there were 2,421,106 shares of common stock issued and outstanding, excluding 7,590,195 shares of common stock subject to possible redemption.

Warrants —The Private Warrants will become exercisable at any time commencing on the later of (1) one year after the closing of the Initial Public Offering or (2) the consummation of a Business Combination; provided that the Company has an effective and current registration statement covering the shares of common stock issuable upon the exercise of the Public Warrants and a current prospectus relating to such shares of common stock.

The Private Warrants purchased by the Sponsor will be exercisable on a cashless basis and not be exercisable more than five years from the commencement of sales of the Initial Public Offering, in accordance with FINRA Rule 5110(g)(8)(A), as long as the Sponsor or any of its related persons beneficially own these Private Warrants.